CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and Due from Banks	$ 28,390	$ 41,624	$ 28,366
Federal Funds Sold and Other Short-term Investments	10,105	7,463	32,737
Cash and Cash Equivalents	38,495	49,087	61,103
Interest-bearing Time Deposits with Banks	1,253	2,707	5,986
Securities Available-for-Sale, at Fair Value	612,569	587,602	516,844
Securities Held-to-Maturity, at Cost (Fair value of $271 and $351 on June 30, 2013 and December 31, 2012, respectively)	268	346	690
Loans Held-for-Sale, at Fair Value	19,435	16,641	21,485
Loans	1,245,705	1,207,901	1,123,549
Less: Unearned Income	(2,741)	(3,035)	(2,556)
Allowance for Loan Losses	(15,263)	(15,520)	(15,312)
Loans, Net	1,227,701	1,189,346	1,105,681
Stock in FHLB of Indianapolis and Other Restricted Stock, at Cost	8,340	8,340	8,340
Premises, Furniture and Equipment, Net	36,702	36,554	37,706
Other Real Estate	1,560	1,645	2,343
Goodwill	18,865	18,865	18,865
Intangible Assets	1,977	2,692	4,346
Company Owned Life Insurance	30,701	30,223	29,263
Accrued Interest Receivable and Other Assets	12,746	62,252	61,115
TOTAL ASSETS	2,010,612	2,006,300	1,873,767
LIABILITIES
Non-interest-bearing Demand Deposits	331,571	349,174	282,335
Interest-bearing Demand, Savings, and Money Market Accounts	982,665	962,574	899,584
Time Deposits	327,673	329,183	374,279
Total Deposits	1,641,909	1,640,931	1,556,198
FHLB Advances and Other Borrowings	175,640	161,006	130,993
Accrued Interest Payable and Other Liabilities	11,202	19,337	18,966
TOTAL LIABILITIES	1,828,751	1,821,274	1,706,157
SHAREHOLDERS' EQUITY
Preferred Stock, no par value; 500,000 shares authorized, no shares issued	0	0	0
Common Stock, no par value, $1 stated value; 30,000,000 shares authorized	12,667	12,637	12,594
Additional Paid-in Capital	95,766	95,617	95,039
Retained Earnings	74,967	66,421	49,434
Accumulated Other Comprehensive Income (Loss)	(1,539)	10,351	10,543
TOTAL SHAREHOLDERS' EQUITY	181,861	185,026	167,610
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,010,612	$ 2,006,300	$ 1,873,767
End of period shares issued and outstanding	12,666,936	12,636,656	12,594,258